Related party transactions - Transactions with TCCC (Details) - TCCC - Entities with joint control or significant influence over entity - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 50	€ 50	€ 66
Amounts affecting cost of sales	(3,056)	(2,555)	(2,962)
Amounts affecting operating expenses	9	8	(22)
Total net amount affecting the consolidated income statement	(2,997)	(2,497)	€ (2,918)
Amounts due from	135	146
Amounts payable	€ 189	€ 167